Note 46 Pension commitments with executive directors (Details) - EUR (€) € in Thousands		Jun. 30, 2026	Jun. 30, 2025
Pension commitments with executive directors [Line Items]
Retirement contributions	[1]	€ 243	€ 236
Death and disability contributions	[1]	259	228
Accumulated funds		31,969	27,898
Board of Directors Chairman [Member]
Pension commitments with executive directors [Line Items]
Retirement contributions	[1]	243	236
Death and disability contributions	[1]	105	118
Accumulated funds		31,969	27,898
Chief Executive Officer [Member]
Pension commitments with executive directors [Line Items]
Retirement contributions	[1]	0	0
Death and disability contributions	[1]	154	110
Accumulated funds		€ 0	€ 0

[1]
(1) Contributions recorded to meet pension commitments with executive directors in proportion to the first half of the 2026 and 2025 financial years. In the case of the Chair, these relate to the sum of the annual contribution to the retirement pension provided for in the BBVA Directors’ Remuneration Policy applicable in each financial year, in the proportional portion of the first half of the year, and the adjustment made to the "discretionary pension benefits" for the financial years 2025 and 2024, which were to be contributed in the 2026 and 2025 financial years, respectively, and to death and disability insurance premiums, in the proportional portion for the first half of each financial year. In the case of the Chief Executive Officer, the contributions reported correspond exclusively to the insurance premiums paid by the Bank, corresponding to the first half of each financial year, to cover the death and disability contingencies given that, in his case, the Bank has not undertaken any commitments to cover the contingency of retirement.